Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Based Compensation

4. Stock Based Compensation

The Company follows the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees”. Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the requisite service period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

RXi Stock-Based Compensation

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants issued in the three and six month periods ended June 30, 2013 and 2012, the following assumptions were used:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Weighted average risk-free interest rate	1.25%	0.93%	1.25%	0.93%
Weighted average expected volatility	75.53%	88.38%	75.53%	88.38%
Weighted average expected lives (years)	5.92	6.00	5.92	6.00
Weighted average expected dividend yield	0.00%	0.00%	0.00%	0.00%

The weighted average fair value of options granted during the three month periods ended June 30, 2013 and 2012 was $3.90 and $1.75, respectively. The weighted average fair value of options granted during the six month periods ended June 30, 2013 and 2012 was $3.90 and $1.75, respectively.

The Company’s expected common stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends. The risk-free interest rate used for each grant was also based upon prevailing short-term interest rates. The Company has estimated an annualized forfeiture rate of 5.0% for options granted to its employees and 0% forfeiture rate for directors. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2013 to June 30, 2013:

	Total Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2013	2,128,264	$3.00
Granted	420,000	6.30
Exercised	—	—
Cancelled	—	—

Outstanding at June 30, 2013	2,548,264	$3.60

Options exercisable at June 30, 2013	727,896	$3.00

The following table summarizes the stock-based compensation expenses included in operating expenses as follows, in thousands:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Research and development stock-based compensation expense	$136	$107	$561	$244
General and administrative stock-based compensation expense	293	53	496	130

Total stock-based compensation expense	$429	$160	$1,057	$374

Predecessor (RNAi) Stock-Based Compensation Expense

Stock-based compensation expense prior to the completion of the spinoff was allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. Galena options held by current RXi employees were cancelled at the date of the completion of the spin-off except for options to purchase an aggregate of 477,191 shares of Galena common stock. The Company will continue to recognize stock compensation expense on the non-cancelled options as they vest. Under the terms of the option awards, these options will continue to vest as long as the individuals are employed by RXi. As of June 30, 2013, 468,941 options remain outstanding with a range of exercise prices from $0.65 to $7.50.

Of the total stock-based compensation expense recorded by RXi, approximately $3,100 and $32,000 related to options issued by Galena for the three months ended June 30, 2013 and 2012, respectively.

Of the total stock-based compensation expense recorded by RXi, approximately $6,800 and $246,000 related to options issued by Galena for the six months ended June 30, 2013 and 2012, respectively.

9. Stock-Based Compensation

The Company follows the provisions of the ASC 718, which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of ASC 505-50. Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the requisite service period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

RXi Stock-Based Compensation

On January 23, 2012, the Company’s board of directors and sole stockholder adopted the RXi Pharmaceuticals Corporation 2012 Long-Term Incentive Plan (the “2012 Incentive Plan”). Under the 2012 Incentive Plan, the Company may grant incentive stock options, nonqualified stock options, cash awards, stock appreciation rights, restricted and unrestricted stock and stock unit awards and other stock-based awards. As of December 31, 2012, an aggregate of 3,000,000 shares of common stock were reserved for issuance under the Company’s 2012 Incentive Plan, including 2,128,264 shares subject to outstanding common stock options granted under this plan and 871,736 shares available for future grants.

The Company’s board of directors currently acts as the administrator of the Company’s 2012 Incentive Plan. The administrator has the power to select participants from among the key employees, directors and consultants of and advisors to the Company, establish the terms, conditions and vesting schedule, if applicable, of each award and to accelerate vesting or exercisability of any award.

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011
Risk-free interest rate	0.69% – 1.64%	N/A
Expected volatility	88.17% – 115.21%	N/A
Expected option term (years)	5.20 – 10.00	N/A
Expected dividend yield	0.00%	N/A

The weighted-average fair value of options granted during the year ended December 31, 2012 was $2.10 per share.

The Company’s expected common stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that RXi has never paid cash dividends and presently has no intention of paying cash dividends. The risk-free interest rate used for each grant was also based upon the yield on zero-coupon U.S. Treasury securities. RXi has estimated an annualized forfeiture rate of 5.0% for options granted to its employees and 0% forfeiture rate for the directors.

RXi will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2012 to December 31, 2012:

	Stock Options	Weighted Average Exercise Price
Outstanding, January 1, 2012	—	—
Granted	2,128,264	3.00
Exercised	—	—
Cancelled	—	—

Outstanding, December 31, 2012	2,128,264	$3.00

Exercisable, December 31, 2012	157,221	$3.30

The weighted-average remaining contractual life of options outstanding and exercisable at December 31, 2012 was 9.40 years and 9.39 years, respectively.

The aggregate intrinsic value of outstanding options as of December 31, 2012 was $1,900. The aggregate intrinsic value of exercisable options as of December 31, 2012 was $950. The aggregate intrinsic value is calculated based on the positive difference between the closing fair market value of the Company’s common stock and the exercise price of the underlying options.

RXi recorded approximately $968,000 and $2,111,000 of stock-based compensation for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2012, there was $3,859,000 of unrecognized compensation cost related to outstanding options that is expected to be recognized as a component of RXi’s operating expenses through 2016.

Predecessor (RNAi) Stock-Based Compensation Expense

The following stock-based compensation information relates to stock options issued by Galena. Stock-based compensation expense prior to the completion of the spinoff was allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. Galena options held by current RXi employees were cancelled at the date of the completion of the spin-off except for options to purchase an aggregate of 477,191 shares of Galena common stock. The Company will continue to recognize stock compensation expense on the non-cancelled options as they vest. Under the terms of the option awards, these options will continue to vest as long as the individuals are employed by RXi. As of December 31, 2012, 477,191 options remain outstanding with a range of exercise prices from $0.65 to $7.50.

Galena is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011
Weighted average risk-free interest rate	1.01%	1.76%
Weighted average expected volatility	75.96%	105.06%
Weighted average expected term (years)	5.96	5.51
Weighted average expected dividend yield	0.00%	0.00%

The weighted average fair value of options granted during the years ended December 31, 2012 and 2011 was $0.47 and $0.98 per share, respectively.

Galena’s expected common stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that Galena has never paid cash dividends and presently has no intention of paying cash dividends. The risk-free interest rate used for each grant was also based upon the yield on zero-coupon U.S. Treasury securities. Galena has estimated an annualized forfeiture rate of 15.0% for options granted to its employees, 8.0% for options granted to senior management and no forfeiture rate for the directors. RXi will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

Of the total stock-based compensation expense recorded by RXi, approximately $283,000 and $2,111,000 related to options issued by Galena for the years ended December 31, 2012 and 2011, respectively.